April 27, 2010

U.S. Securities & Exchange Commission 100 F Street, N.E.

Washington, DC 20549

Re:	Vanguard Bond Index Funds (the Trust)
File No. 33-6001

Commissioners:

Enclosed is the 55th Post-Effective Amendment to the Trust's Registration Statement on Form N-1A, which we are filing pursuant to Rule 485(b) under the Securities Act of 1933. This Amendment follows a 485 (a) filing we made on February 25, 2010, to implement the changes required by the new Form N-1A. The purposes of this Amendment are to: 1) address comments of the Commission's Staff regarding the prior Amendment, 2) provide the annual update to the Trust’s Registration Statement including audited financial statements for the fiscal year ended December 31, 2009, and 3) make a number of non-material editorial changes.

This Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b). Pursuant to Rule 485(d)(2), this Amendment designates an effective date of April 27, 2010, so both this Amendment and the preceding 485(a) filing will go effective concurrently.

Please contact me at (610) 669-1538 with any questions or comments that you have concerning the enclosed Amendment.

Sincerely,

The Vanguard Group, Inc.

Judith L. Gaines
Associate Counsel
The Vanguard Group, Inc.

cc:	Christian Sandoe, Esq.
Securities & Exchange Commission